3. Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash equivalents	$ 0	$ 0
Allowance against notes receivable	0	0
Uncertain tax positions	0	0	$ 0
Restricted cash	900	239	458
Advance from customers	17,161	8,159	$ 11,365
Bitcoin balance	$ 0	$ 0